Significant Events (GGLG PROPERTIES PTY. LTD)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
GGLG PROPERTIES PTY. LTD. [Member]
Significant Events

NOTE 12 – SIGNIFICANT EVENTS

On 11 March 2020, the World Health Organization declared the Coronavirus (“Covid-19”) outbreak to be a pandemic, which has caused severe global social and economic disruptions and uncertainties, including markets where the Company operates or intends to operate. The Company is actively monitoring and managing its operations to respond to these changes, the Company does not consider it practicable to provide any quantitative estimate on the potential impact it may have on the Company as the outbreak continue to evolve as of the date of this report.

NOTE 11 – SIGNIFICANT EVENTS

On 11 March 2020, the World Health Organization declared the Coronavirus (“Covid-19”) outbreak to be a pandemic, which has caused severe global social and economic disruptions and uncertainties, including markets where the Company operates or intends to operate. The Company is actively monitoring and managing its operations to respond to these changes, the Company does not consider it practicable to provide any quantitative estimate on the potential impact it may have on the Company as the outbreak continue to evolve as of the date of this report.